Stock-Based Compensation - Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 1,311	$ 1,133	$ 987
Income tax benefits	(469)	(290)	(249)
Net stock-based compensation cost	842	843	738
Unrecognized compensation cost related to non-vested awards	$ 1,900
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 6 months
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 223	190	164
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	690	616	566
RD&E expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 398	$ 328	$ 258